Per share amounts	12 Months Ended
Dec. 31, 2017
Per Share Amounts [Abstract]
Per share amounts

20. Per share amounts

Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2017 was 395,792,686 (2016 - 395,792,522).

	2017	2016

Basic loss per share computation

Net loss attributable to equity holders	$(204,942)	$(61,611)

Weighted average common shares outstanding	395,793	395,793

Basic loss per common share	$(0.52)	$(0.16)

Diluted loss per share computation

Net loss attributable to equity holders	$(204,942)	$(61,611)

Weighted average common shares outstanding	395,793	395,793
Dilutive effect of stock options	-	-

Weighted average common shares outstanding, assuming dilution	395,793	395,793

Diluted loss per common share	$(0.52)	$(0.16)